Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatements

The following tables present the impact of the restatement adjustments on the Company’s previously issued condensed interim consolidated financial statements for the three months ended September 30, 2019.

Impact to Condensed Interim Consolidated Statements of Loss and Comprehensive Loss

Three months ended September 30, 2019	As previously reported	Adjustment	As restated

Exploration	$958,804	$150,411	$1,109,215
Loss from operations	$(1,135,650)	$(150,411)	$(1,286,061)
Loss before income tax and net loss and comprehensive
loss for the period	$(4,086,289)	$(150,411)	$(4,236,700)
Net loss per common share - basic and fully diluted	$(0.09)	$(0.01)	$(0.10)

Impact to Condensed Interim Consolidated Statements of Cash Flows

Three months September 30, 2019	As previously reported	Adjustment	As restated

Net loss for the period	$(4,086,289)	$(150,411)	$(4,236,700)
Changes in operating assets and liabilities:
Accounts payable	$329,138	$150,411	$479,549

Impact to Consolidated Statements of Changes in Shareholders’ Deficiency

	As previously reported	Adjustment	As restated

Balance, Total, June 30, 2019	$(6,959,283)	$(1,251,227)	$(8,210,510)
Net loss for the period ended September 30, 2019	$(4,086,289)	$(150,411)	$(4,236,700)
Deficit accumulated during the exploration stage, September 30, 2019	$(35,437,690)	$(1,401,638)	$(36,839,328)
Balance, Total, September 30, 2019	$(8,596,756)	$(1,401,638)	$(9,998,394)

Impact to Consolidated Statements of Loss and Comprehensive Loss

Year ended June 30, 2019	As previously reported	Adjustment	As restated

Exploration	$5,712,238	$704,495	$6,416,733
Loss from operations	$(7,409,431)	$(704,495)	$(8,113,926)
Loss before income tax and net loss and comprehensive loss for the year	$(7,737,825)	$(704,495)	$(8,442,320)
Net loss per common share - basic and fully diluted	$(1.96)	$(0.18)	$(2.14)

Year ended June 30, 2020	As previously reported	Adjustment	As restated

Exploration	$7,951,423	$694,008	$8,645,431
Loss from operations	$(10,099,815)	$(694,008)	$(10,793,823)
Loss before income tax and net loss and comprehensive loss for the year	$(30,627,783)	$(694,008)	$(31,321,791)
Net loss per common share - basic and fully diluted	$(0.46)	$(0.01)	$(0.47)

Impact to Consolidated Balance Sheets

As at June 30, 2019	As previously reported	Adjustment	As restated

Accounts payable	$2,170,398	$1,251,227	$3,421,625
Total current liabilities	$7,069,564	$1,251,227	$8,320,791
Total liabilities	$7,186,373	$1,251,227	$8,437,600
Deficit accumulated during exploration stage	$(31,351,401)	$(1,251,227)	$(32,602,628)
Total shareholders’ deficiency	$(6,959,283)	$(1,251,227)	$(8,210,510)

As at June 30, 2020	As previously reported	Adjustment	As restated

Accounts payable	$3,431,699	$958,265	$4,389,964
Accrued liabilities	$6,149,448	$1,066,666	$7,216,114
Total current liabilities	$13,073,363	$2,024,931	$15,098,294
Total liabilities	$31,949,872	$2,024,931	$33,974,803
Additional paid-in-capital	$30,212,754	$(79,696)	$30,133,058
Deficit accumulated during exploration stage	$(61,979,184)	$(1,945,235)	$(63,924,419)
Total shareholders’ deficiency	$(31,216,988)	$(2,024,931)	$(33,241,919)

Impact to Consolidated Statements of Cash Flows

Year ended June 30, 2019	As previously reported	Adjustment	As restated

Net loss for the year	$(7,737,825)	$(704,495)	$(8,442,320)
Changes in operating assets and liabilities:
Accounts payable	$1,966,144	$704,495	$2,670,639

Year ended June 30, 2020	As previously reported	Adjustment	As restated

Net loss for the year	$(30,627,783)	$(694,008)	$(31,321,791)
Changes in operating assets and liabilities:
Accounts payable	$1,852,650	$(372,658)	$1,479,992
Accrued liabilities	$3,253,423	$1,066,666	$4,320,089

Impact to Consolidated Statements of Changes in Shareholders’ Deficiency

	As previously reported	Adjustment	As restated

Deficit accumulated during the exploration stage, June 30, 2018	$(23,613,576)	$(546,732)	$(24,160,308)

Balance, Total, June 30, 2018	$(216,314)	$(546,732)	$(763,046)
Net loss for the year ended June 30, 2019	$(7,737,825)	$(704,495)	$(8,442,320)
Deficit accumulated during the exploration stage, June 30, 2019	$(31,351,401)	$(1,251,227)	$(32,602,628)

Balance, Total, June 30, 2019	$(6,959,283)	$(1,251,227)	$(8,210,510)

Issue costs	$(256,784)	$(79,696)	$(336,480)
Net loss for the year ended June 30, 2020	$(30,627,783)	$(694,008)	$(31,321,791)
Deficit accumulated during the exploration stage, June 30, 2020	$(61,979,184)	$(1,945,235)	$(63,924,419)

Balance, Total, June 30, 2020	$(31,216,988)	$(2,024,931)	$(33,241,919)